Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income tax expense	$ 0	$ 0	$ 0
Valuation allowance	39,554,000	17,457,000	4,718,000
Valuation allowance increased amount	22,100,000
Federal NOL carryforward related to the excess tax benefits associated with stock	3,300,000
Net operating loss carryforwards, expirations	Begin to expire in 2029
Research tax credit carryforwards, expirations	Begin to expire in 2029
Net operating loss carryforwards expiring unused	1,500,000
Federal research tax credit carryforwards expiring unused	5,196,000	2,403,000	114,000
Accrued income tax payable	0
Income tax examination year	2014
Unceratin tax positions	0	0
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	93,700,000
Federal research tax credit carryforwards expiring unused	100,000
Tax examination period	3 years
Federal [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforwards	5,200,000
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 500,000
Tax examination period	4 years